Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of principal accounting policies
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement
	Using Significant
	Other Observable Inputs
	(Level 2)
	As of December 31,
	2020	2021
	RMB	RMB
Short-term investments	170,552	1,418,721

Schedule of cash and cash equivalents and restricted cash as reported in the consolidated statements of cash flows

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	1,252,493	1,296,924
Restricted cash	51,008	19,671
Long-term restricted cash	—	20,000
Total	1,303,501	1,336,595

Summary of allowance for doubtful accounts

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of year	440	5,025	3,268
Provision for doubtful accounts	7,063	5,302	3,206
Write-offs	(2,478)	(7,059)	(488)
Balance at the end of year	5,025	3,268	5,986

Summary of useful life of property, equipment and software

Cabinets	5 years
Power banks	3 years
Computer and electronic equipment	3 years
Production tools	5 years
Software	10 years
Others	3 to 5 years
Leasehold improvements	Shorter of the estimated useful lives or the lease term

Schedule of aggregate financing payables current and non-current

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of year	45,046	142,156	244,151
Addition	109,490	115,387	3,445
Accretion of interest	21,848	32,097	37,806
Repayment	(34,228)	(45,489)	(115,569)
Balance at the end of year	142,156	244,151	169,833